SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2016
Amount
Options outstanding at beginning of year		2,290,667
Granted		60,000
Forfeited			66,667
Options outstanding at end of year		2,350,667
Options exercisable at end of year		2,350,667
Weighted average exercise price
Options outstanding at beginning of year		$ 1.01
Granted		0.19
Forfeited
Options outstanding at end of year		0.99
Options exercisable at end of year		$ 0.99
Weighted average remaining contractual life
Options outstanding at beginning of year		7 years 2 months 27 days
Granted		8 years 3 months 26 days
Options outstanding at end of year		6 years
Options exercisable at end of year		6 years
Aggregate intrinsic value
Options outstanding at beginning of year	[1]
Granted	[1]	600
Options outstanding at end of year	[1]
Options exercisable at end of year	[1]

[1]	All options were out of the money as of December 31, 2018 and their intrinsic value was considered as zero.